Note 11 - Non-trading financial assets mandatorily at fair value throug profit or loss	12 Months Ended
Dec. 31, 2018
Non trading financial assets mandatory at fair value through profit or loss Abstract
Disclosure of Non trading financial assets mandatory at fair value through profit or loss Explanatory

11. Non-trading financial assets mandatorily at fair value through profit or loss

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	2018
Equity instruments	7.3.2	3,095
Debt securities	7.3.2	237
Loans and advances	7.3.2	1,803
Total		5,135

This heading is included with the implementation of IFRS 9 on January 1, 2018. Previously, this category did not exist in IAS 39 (see Note 2.2.1 and 2.3).